Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUB) (Detail) - U.S. Basel III [Member] - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required		4.00%
Capital conservation buffer phase-in arrangements		0.625%
BK (US) [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount			$ 15,335	$ 14,560
Tier 1 capital (to risk-weighted assets): Actual amount			14,028	13,056
Tier 1 capital (to quarterly average assets): Actual amount	[1]		14,028	13,056
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount			$ 14,028	$ 13,056
Total capital (to risk-weighted assets): Actual ratio			17.68%	16.29%
Tier 1 capital (to risk-weighted assets): Actual ratio			16.17%	14.61%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]		11.78%	11.46%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			16.17%	14.61%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		$ 8,023	$ 7,709
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		6,288	5,922
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]		4,762	4,558
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]		$ 4,987	$ 4,581
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		9.25%	8.625%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		7.25%	6.625%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]		4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]		5.75%	5.125%
Total capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"			$ 8,673	$ 8,938
Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"			6,938	7,151
Tier 1 capital (to quarterly average assets): Amount OCC requires to be "well capitalized"	[1]		5,953	5,697
Common Equity Tier 1 capital (to risk-weighted assets): Amount OCC requires to be "well capitalized"			$ 5,637	$ 5,810
Total capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"			10.00%	10.00%
Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"			8.00%	8.00%
Tier 1 capital (to quarterly average assets): Ratios OCC requires to be "well capitalized"	[1]		5.00%	5.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratios OCC requires to be "well capitalized"			6.50%	6.50%
Capital conservation buffer phase-in arrangements			1.25%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2016, the minimum capital requirement includes a capital conservation buffer of 1.250%.